Document and Entity Information	Sep. 17, 2019
Entity Listings [Line Items]
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed on September 23, 2019 (the “Original Form 8-K”) is being filed solely for the purpose of adding Inline eXtensible Business Reporting Language (“XBRL”) data tagging to the cover page in accordance with Rule 406 of Regulation S-T. No other changes have been made to the Original Form 8-K.
Document Type	8-K/A
Document Period End Date	Sep. 17, 2019
Entity Registrant Name	ARMADA HOFFLER PROPERTIES, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35908
Entity Tax Identification Number	46-1214914
Entity Address, Address Line One	222 Central Park Avenue
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23462
City Area Code	757
Local Phone Number	366-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001569187
Common stock
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AHH
Security Exchange Name	NYSE
Redeemable convertible preferred stock
Entity Listings [Line Items]
Title of 12(b) Security	6.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	AHHprA
Security Exchange Name	NYSE